Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Consolidated Statements of Comprehensive Loss
Net loss	$ (5,790)	$ (1,721)	$ (10,780)	$ (11,592)	$ (9,939)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	(9)	10	5	(4)	2
Comprehensive loss	$ (5,799)	$ (1,711)	$ (10,775)	$ (11,596)	$ (9,937)